SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements
Property and equipment
Useful life	10 years
Equipment | Minimum
Property and equipment
Useful life	3 years
Equipment | Maximum
Property and equipment
Useful life	10 years
Furniture, fixtures, fittings and other | Minimum
Property and equipment
Useful life	2 years
Furniture, fixtures, fittings and other | Maximum
Property and equipment
Useful life	10 years